OTHER ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

6. OTHER ASSETS

Other assets consist of the following:

	June 30,	December 31,
	2026	2025
Deferred rent receivable	$1,417,073	$1,591,206
Prepaid expenses, deposits and other	312,609	477,738
Accounts receivable, net	621,261	391,281
Notes receivable	316,374	316,374
Deferred offering costs	322,666	279,603
Right-of-use assets, net	26,677	39,468
Total other assets	$3,016,660	$3,095,670

6. OTHER ASSETS

Other assets consist of the following:

	December 31,	December 31,
	2025	2024
Deferred rent receivable	$1,591,206	$2,126,609
Prepaid expenses, deposits and other	477,738	406,494
Accounts receivable, net	391,281	463,194
Notes receivable	316,374	316,374
Deferred offering costs	279,603	—
Right-of-use assets, net	39,468	64,026
Total other assets	$3,095,670	$3,376,697

Periodically, the Company may sell an option in the marketable securities it holds to unrelated third parties for the right to purchase certain securities held within its investment portfolios (“covered call options”). These option transactions are designed primarily to increase the total return associated with holding the related securities as earning assets by using fee income generated from these options. These transactions are not designated as hedging relationships pursuant to accounting guidance ASC 815 and, accordingly, changes in fair values of these contracts are reported in other income (expense). There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A transaction in options or securities may be unsuccessful to some degree because of market behavior or unexpected events. When we write a covered call option, we forgo, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the strike price of the call, but retain the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation before the sold option expires, and once an option writer has received an exercise notice, it must deliver the underlying security in exchange for the strike price.

As of December 31, 2025 and December 31, 2024, we did not own common shares of any publicly traded REITs and no written covered call options in any of those same REITs.